RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2015
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
21	RELATED PARTY BALANCES AND TRANSACTIONS

For the periods presented, the principal related party transactions and amounts due from and due to related parties are summarized as follows:

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB

Purchases from related parties (Notes 21(a))	138,835	57,367	64,050
Sales to related parties (Note 21(b))	2,490	2,644	2,160
Lease of property from a related party (Note 21(d))	1,082	1,082	5,175

	December 31,
	2014	2015
	RMB	RMB
Amounts due from related parties (Note 21(c))	3,366	4,893
Amounts due to related parties (Note 21(e))	25,636	23,607

Notes:

(a)

The Group purchased merchandise from Neptunus Group and its affiliates in the normal course of business.

The payment terms offered by the related parties to the Group for purchase of merchandise ranged from 15 to 90 days. For the periods presented, none of the Group's suppliers accounted for 10% or more of the Group's purchases of merchandise.

(b)	In the normal course of business, the Group sold merchandise to the following related parties as follows:

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Neptunus Group and its affiliates	2,490	2,644	2,160

(c)	The amounts due from related parties represent the following:

	December 31,
	2014	2015
	RMB	RMB
Amount due from Neptunus Group and its affiliates related to:

Sales of merchandise (Note 21(b))	2,979	4,330
VAT for the above sales of merchandise	387	563

	3,366	4,893

(d)
The Group rented some properties from Neptunus Group under 3 operating lease arrangements that were entered in November 2008, January 2015 and April 2015, with monthly rental charge at RMB90, RMB221 and RMB220, respectively and the lease agreement has expired or will expire in June 2015, November 2019 and April 2020, respectively.

(e)	The balances represent amounts due to Neptunus Group and its affiliates in connection with the purchase of merchandise as described in Note 21(a) above.